Subsequent Event	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Event
23.	Subsequent Event s

On January 17, 2020, Canon borrowed ¥100,000
million under its existing overdraft facilities with Mizuho Bank, Ltd. and MUFG Bank, Ltd. for required operating funds. Additionally, on March 19, 2020, Canon borrowed ¥50,000 million under its existing overdraft facilities with Mizuho Bank, Ltd. and MUFG Bank, Ltd. for required operating funds. The overdraft facilities bear interest at a rate equal to a base rate plus a spread.
On February 25, 2020, the Board of Directors of the Company approved and implemented a plan to repurchase up to 19.2 million shares of the Company’s common stock at a cost of up to ¥50,000 million for the period from February 26, 2020 to May 27, 2020. Such repurchases are intended to improve capital efficiency and ensure flexible capital strategy. Common stock repurchased in the Tokyo Stock Exchange between February 26, 2020 and March 6, 2020 under the aforementioned plan was 18,093,400 shares at a cost of ¥50,000 million.